CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (16,350,260)	$ (26,610,291)	$ (22,432,150)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation	985,772	4,175,756	2,119,171
Depreciation and amortization	3,330,010	5,227,083	4,216,264
Impairment loss		4,962,756	1,684,668
Loss on disposal of property and equipment	977,737	1,205,853	951,933
Gain on the contribution of intangible assets to an affiliate		(6,000,000)
Equity in loss of an affiliate	4,876,523	5,491,484
Gain from disposal of equity interest in an affiliate	(1,330,165)
Loss on impairment of A&A business	9,280,050
Gain from disposal of A&A business	(1,049,254)
Changes in operating assets and liabilities:
Accounts receivable	(263,944)	(230,254)	543,961
Amount due from related parties	224,479	(224,479)	356,090
Other receivables	763,988	1,125,938	1,782,226
Advances to suppliers and prepaid expenses	(55,069)	(516,950)	843,454
Merchandise inventories	952,080	3,580,255	3,998,614
Other non-current assets	(17,394)	(563,774)	583,524
Accounts payable	(5,087,559)	(2,571,157)	(2,492,648)
Advances from customers	266,829	(1,094,995)	(164,059)
Accrued expenses	215,113	(1,668,397)	(3,580,741)
Amount due to related parties	(635,770)	88,292	547,478
Income tax payable			(17,368)
Other current liabilities	161,174	(1,467,010)	(254,229)
Deferred tax			323,911
Change in held for sale net assets of A&A business	8,133,824
Net cash provided by (used in) operating activities	5,378,164	(15,089,890)	(10,989,901)
Cash flows from investing activities:
Purchase of property and equipment	(7,007,522)	(4,088,108)	(10,166,624)
Purchase of intangible assets		(109,616)	(640,506)
Proceeds from sale of property and equipment	209,705	843,149	246,580
Purchase of short-term investments	(6,787,405)	(8,032,489)	(20,682,480)
Proceeds from sale of short-term investments	6,133,705	28,714,969	20,631,910
Prepayment for the new equity investment			(5,000,000)
Proceeds from disposal of equity interest in an affiliate	2,000,000
Proceeds from disposal of A&A business	6,134,272
Net cash provided by (used in) investing activities	682,755	17,327,905	(15,611,120)
Cash flows from financing activities
Collection of note receivable from option exercise			9,325
Proceeds from short-term borrowings		18,715,385
Repayment of short-term borrowings	(1,640,180)	(17,075,205)
Repurchase of treasury shares		(701,196)	(572,168)
Net cash provided by (used in) financing activities	(1,640,180)	938,984	(562,843)
Effect of exchange rate changes	(501,255)	(731,641)	357,382
Net increase (decrease) in cash and cash equivalents	3,919,484	2,445,358	(26,806,482)
Cash and cash equivalents at beginning of year	14,261,249	13,291,063	40,097,545
Cash held in discontinued business as of December 31,2013		(1,475,172)
Cash and cash equivalents at end of year	18,180,733	14,261,249	13,291,063
Supplemental disclosure of cash flow information
Income taxes paid			41,987
Non-cash investing and financing activities:
Payables for purchase of property and equipment	$ 232,558	$ 4,180,100	$ 4,840,689